One Commerce Square
Philadelphia, PA 19103

Delaware Investments

1933 Act Rule 497(j)
File No. 2-97889
1940 Act File No. 811-4304

December 1, 2004

Filed via EDGAR (CIK #0000769220)
_________________________________
Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: File No. 2-97889
DELAWARE GROUP GOVERNMENT FUND -
DELAWARE AMERICAN GOVERNMENT BOND FUND
______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 29, the most recent Post-Effective Amendment of Delaware Group Government Fund. Post-Effective Amendment No. 29 was filed electronically with the Commission on November 24, 2004 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Brian L. Murray, Jr._____
Brian L. Murray, Jr.
Senior Vice President/
Associate General Counsel/
Assistant Secretary/
Interim Chief Compliance Officer